Commitments (Details) $ in Thousands	Dec. 31, 2025 CAD ($)
Commitments
Purchase obligations	$ 1,731
Capital commitments	90,543
Total commitments	92,274
Less than 1 year
Commitments
Purchase obligations	1,731
Capital commitments	62,069
Total commitments	63,800
1-2 years
Commitments
Capital commitments	26,592
Total commitments	26,592
3-4 years
Commitments
Capital commitments	1,882
Total commitments	$ 1,882